Summary of Significant Accounting Policies - Schedule of Segment Revenue, Segment Profit or Loss (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule of Segment Revenue, Segment Profit or Loss [Abstract]
Segment revenues	$ 5,709,426	[1]	$ 1,143,928	[1]	$ 7,615,307	[2]	$ 1,369,855	[2]
Less:
Cost of revenues	5,447,509		915,662		6,144,926		1,117,770
Segment gross profit	261,917		228,266		1,470,381		252,085
Less:
Payroll and payroll tax expenses	52,107		46,325		166,051		50,082
Legal and accounting expenses	40,126		86,379		99,363		12,267
Rent expense	12,050		11,520		46,572		15,114
Other segment items	40,240	[3]	5,951	[3]	48,930	[4]	14,495	[4]
Depreciation and amortization	4,639		4,651		18,762		6,042
Interest expense	682		800		3,115		967
Income tax expense	31,444		32,348		309,352		1,925
Net income	80,629		40,292		778,236		151,193
Reconciliation of profit or loss
Adjustments and reconciling items
Net income	$ 80,629		$ 40,292		$ 778,236		$ 151,193

[1]	Segment revenues represent revenues from external customers and are consistent with consolidated net revenues as reported in the Company’s consolidated statements of income. The Company had no intra-entity sales or transfers for the periods presented.
[2]	Segment revenues represent revenues from external customers and are consistent with consolidated net revenues as reported in the Company’s consolidated statements of income. The Company had no intra-entity sales or transfers for the years presented.
[3]	Other segment items include marketing expenses, business license expenses, office expenses, and other overhead expenses.
[4]	Other segment items include marketing expense, travel expense, office expense, and other overhead expenses.